Intangible and Tangible Assets - Schedule of Intangible and Tangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Carrying amounts of tangible assets	€ 746	€ 645	€ 373
Cost of intangible assets beginning	6,533	6,472
Cost currency translation	(1)
Cost additions	114	61
Cost disposals
Cost of intangible assets ending	6,646	6,533
Accumulated depreciation and amortisation of intangible assets beginning	5,281	4,570
Accumulated depreciation and amortisation currency translation
Accumulated depreciation and amortisation additions	717	711
Accumulated depreciation and amortisation disposals
Accumulated depreciation and amortisation of intangible assets ending	5,998	5,281
Carrying amounts of intangible assets	648	1,252	1,902
Cost of non-current assets beginning	10,367	9,949
Cost currency translation	(8)	2
Cost additions	392	481
Cost disposals	16	65
Cost of non-current assets ending	10,735	10,367
Accumulated depreciation and amortisation of noncurrent assets beginning	8,470	7,674
Accumulated depreciation and amortisation of noncurrent assets currency translation	(2)
Accumulated depreciation and amortisation of noncurrent assets additions	884	831
Accumulated depreciation and amortisation of noncurrent assets disposals	11	35
Accumulated depreciation and amortisation of noncurrent assets ending	9,341	8,470
Total non-current assets	1,394	1,897	2,275
Operating and Business Equipment [Member]
Statement Line Items [Line Items]
Cost of tangible assets beginning	3,834	3,477
Cost currency translation	(7)	2
Cost additions	278	420
Cost disposals	16	65
Cost of tangible assets ending	4,089	3,834
Accumulated depreciation and amortisation of tangible assets beginning	3,189	3,104
Accumulated depreciation and amortisation currency translation	(2)
Accumulated depreciation and amortisation additions	167	120
Accumulated depreciation and amortisation disposals	11	35
Accumulated depreciation and amortisation of tangible assets ending	3,343	3,189
Software and Licences [Member]
Statement Line Items [Line Items]
Cost of intangible assets beginning	444	419
Cost currency translation	(1)
Cost additions	15	25
Cost disposals
Cost of intangible assets ending	458	444
Accumulated depreciation and amortisation of intangible assets beginning	304	295
Accumulated depreciation and amortisation currency translation
Accumulated depreciation and amortisation additions	124	9
Accumulated depreciation and amortisation disposals
Accumulated depreciation and amortisation of intangible assets ending	428	304
Carrying amounts of intangible assets	30	140	124
Right-of-use Assets [Member]
Statement Line Items [Line Items]
Cost of intangible assets beginning	6,089	6,053
Cost currency translation
Cost additions	99	36
Cost disposals
Cost of intangible assets ending	6,188	6,089
Accumulated depreciation and amortisation of intangible assets beginning	4,977	4,275
Accumulated depreciation and amortisation currency translation
Accumulated depreciation and amortisation additions	593	702
Accumulated depreciation and amortisation disposals
Accumulated depreciation and amortisation of intangible assets ending	5,570	4,977
Carrying amounts of intangible assets	€ 618	€ 1,112	€ 1,778